As filed with the Securities and Exchange Commission on November 14, 2013

Securities Act File No. File Nos. 333-157876

Investment Company File No. 811-22110

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 87	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 89	[X]
(Check appropriate box or boxes)

AdvisorShares Trust

(Exact Name of Registrant as Specified in Charter)

2 Bethesda Metro Center, Suite 1330

Bethesda, Maryland 20814

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (877) 843-3831

Noah Hamman

AdvisorShares Trust

2 Bethesda Metro Center, Suite 1330

Bethesda, Maryland 20814

(Name and Address of Agent for Service)

Copy to: W. John McGuire, Esq.

Bingham McCutchen LLP

2020 K Street NW

Washington, DC 20006

It is proposed that this filing will become effective: (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[   ] on (date) pursuant to paragraph (b)(1)(v) of Rule 485

[   ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485

[   ] on (date) pursuant to paragraph (a)(1) of Rule 485

[   ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485

[   ] on (date) pursuant to paragraph (a)(2) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment No. 87 relates solely to the Accuvest Global Long Short ETF, Accuvest Global Opportunities ETF, Cambria Global Tactical ETF, Global Alpha & Beta ETF, Global Echo ETF, Madrona Domestic ETF, Madrona Global Bond ETF, Madrona International ETF, Meidell Tactical Advantage ETF, Newfleet Multi-Sector Income ETF, Peritus High Yield ETF, Pring Turner Business Cycle ETF, QAM Equity Hedge ETF, Ranger Equity Bear ETF, STAR Global Buy-Write ETF, TrimTabs Float Shrink ETF, and WCM/BNY Mellon Focused Growth ADR ETF.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Trust certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 87 to Registration Statement No. 333-157876 to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, State of Maryland on this 14th day of November, 2013.

AdvisorShares Trust

/s/ Noah Hamman

Noah Hamman

Chairman of the Board of Trustees,

Chief Executive Officer and President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 87 to the Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ Noah Hamman	Chief Executive Officer and	November 14, 2013
Noah Hamman	President

*	Trustee	November 14, 2013
Elizabeth Piper/Bach

*	Trustee	November 14, 2013
William G. McVay

*	Treasurer	November 14, 2013
Dan Ahrens

/s/ Noah Hamman

* Noah Hamman, Power of Attorney

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase